Quarterly portfolio holdings
John Hancock
Global Environmental Opportunities Fund
International equity
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 96.6%		$93,493,891
(Cost $82,621,153)
Canada 6.7%		6,476,939
Stantec, Inc.	20,540	2,035,521
Waste Connections, Inc.	10,999	1,843,432
WSP Global, Inc.	13,439	2,597,986
Denmark 3.3%		3,195,722
Novonesis A/S, B Shares	52,155	3,195,722
France 9.1%		8,808,408
Legrand SA	19,553	3,121,800
Schneider Electric SE	13,496	3,869,342
Veolia Environnement SA	48,451	1,817,266
Germany 5.0%		4,790,677
SAP SE	15,335	3,063,459
Siemens AG	5,713	1,727,218
Ireland 6.9%		6,688,077
Eaton Corp. PLC	8,861	3,113,933
Smurfit WestRock PLC	951	39,590
Trane Technologies PLC	8,404	3,534,554
Italy 2.4%		2,366,431
Terna - Rete Elettrica Nazionale	218,379	2,366,431
Japan 4.5%		4,380,842
Hitachi, Ltd.	74,800	2,595,568
Tokyo Electron, Ltd.	6,700	1,785,274
Netherlands 5.1%		4,950,758
ASM International NV	865	726,458
ASML Holding NV	2,946	4,224,300
Spain 2.2%		2,151,044
Iberdrola SA	95,675	2,151,044
Switzerland 1.6%		1,584,850
Givaudan SA	410	1,584,850
Taiwan 6.1%		5,865,906
MediaTek, Inc.	26,000	1,442,234
Taiwan Semiconductor Manufacturing Company, Ltd.	80,000	4,423,672
United States 43.7%		42,234,237
AAON, Inc.	13,481	1,227,580
AECOM	20,296	1,957,143
Agilent Technologies, Inc.	18,687	2,501,255
Analog Devices, Inc.	7,152	2,223,414
Applied Materials, Inc.	10,105	3,257,044
Arista Networks, Inc. (A)	10,007	1,418,392
Autodesk, Inc. (A)	10,259	2,594,193
Bentley Systems, Inc., Class B	25,839	907,466
Cadence Design Systems, Inc. (A)	10,113	2,997,089
Carlisle Companies, Inc.	4,651	1,585,479
Carrier Global Corp.	39,346	2,344,235
Digital Realty Trust, Inc.	7,922	1,314,656
Ecolab, Inc.	6,832	1,926,556
PTC, Inc. (A)	11,005	1,718,211
Quanta Services, Inc.	7,258	3,444,865
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Republic Services, Inc.	8,904	$1,915,161
Synopsys, Inc. (A)	2,501	1,163,253
Tetra Tech, Inc.	35,168	1,324,427
Veralto Corp.	13,792	1,365,132
Waste Management, Inc.	9,251	2,055,942
Xylem, Inc.	21,707	2,992,744

Total investments (Cost $82,621,153) 96.6%	$93,493,891
Other assets and liabilities, net 3.4%	3,271,048
Total net assets 100.0%	$96,764,939

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Industrials	46.1%
Information technology	33.0%
Materials	7.0%
Utilities	6.5%
Health care	2.6%
Real estate	1.4%
Other assets and liabilities, net	3.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$6,476,939	$6,476,939	—	—
Denmark	3,195,722	—	$3,195,722	—
France	8,808,408	—	8,808,408	—
Germany	4,790,677	—	4,790,677	—
Ireland	6,688,077	6,688,077	—	—
Italy	2,366,431	—	2,366,431	—
Japan	4,380,842	—	4,380,842	—
Netherlands	4,950,758	—	4,950,758	—
Spain	2,151,044	—	2,151,044	—
Switzerland	1,584,850	—	1,584,850	—
Taiwan	5,865,906	—	5,865,906	—
United States	42,234,237	42,234,237	—	—
Total investments in securities	$93,493,891	$55,399,253	$38,094,638	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|